Fair Value Measurements (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Fair Value Measurements
14.	Fair Value Measurements

The Company holds investments in equity securities and limited partnership interests, which are accounted for at fair value and classified within financial assets at fair value on the condensed consolidated balance sheet, with changes in fair value recognized as investment gain / loss in the condensed consolidated statements of operations. The Company also held an investment in Nexway common stock that was publicly traded on the Frankfurt Exchange. Additionally, the Company’s convertible notes, derivatives and warrants were classified as liabilities and measured at fair value on the issuance date, with changes in fair value recognized as other income (expense) in the condensed consolidated statements of operations.

The following table classifies the Company’s assets and liabilities measured at fair value on a recurring basis into the fair value hierarchy as of September 30, 2020 and December 31, 2019 (in thousands):

	Fair valued measured at September 30, 2020
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Liabilities at Fair Value:
Profits interest sold	-	-	2,119
Warrant liability - Subsidiary	-	-	21
Warrant liability	-	-	28,065
Total Financial Liabilities at Fair Value	$-	$-	$30,205

	December 31, 2019
	Total	Level 1	Level 2	Level 3

Financial Assets at Fair Value:
Financial assets at fair value	$1,965	$—	$1,965	$—
Total	$1,965	$—	$1,965	$—

Financial Liabilities at Fair Value:
Convertible notes	$1,203	$—	$—	$1,203
Profit share liability	1,971	—	—	1,971
Derivative liability	376	—	—	376
Warrant liability - subsidiary	24	—	—	24
Total	$3,574	$—	$—	$3,574

Derivative Financial Instruments

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the three and nine months ended September 30, 2020. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Derivative - Convertible Notes	Warrants (assumed from subsidiary)	Profits Interests Sold	Warrant Liability	Embedded Put Option
Fair value at December 31, 2019	$1,203	$24	$1,971	$-	$376
Change in fair value	(206)	(3)	148	(9,143)	(220)
Additions	3,583	-	-	50,743	172
Redemption	(4,580)	-	-	-	(328)
Reclassification of warrant liabilities	-	-	-	(13,535)	-
Fair value at September 30, 2020	$-	$21	$2,119	$28,065	$-

Profit Share Liability - The fair value of the profits interest sold related to the Panda investment was determined using an expected cash flow analysis. The change in fair value of profit share liability of $0.1 million for the nine months ended September 30, 2020 is reported as a component of other income (expense) in the condensed consolidated statement of operations.

Warrant Liabilities

On September 25, 2020, the Company repaid all of its variable convertible notes. As a result of this repayment, the Company is no longer subject to a sequencing policy and therefore reclassified $13.5 million of warrant liabilities to additional paid in capital.

FB Loan Warrant

In connection with its Note Purchase Agreement (see Note 13), the Company issued the FB Loan Warrant and utilized the Black-Scholes pricing model. The warrant liability was recorded at the date of grant at fair value. Subsequent changes in fair value for the three and nine months ended September 30, 2020 was $0.1 million and $5.5 million, respectively and was recorded as other expense in the condensed consolidated statement of operations. On September 30, 2020 the Company entered into the first amendment to the warrant which amended the warrant strike price from $5.00 to $2.75.

The significant assumptions used in the valuation are as follows:

September 30, 2020
Fair value of underlying common shares	$9.00
Exercise price	$2.75
Expected dividend yield	—%
Expected volatility	50.7%
Risk free rate	0.22%
Expected term (years)	4.46

Purchase Agreements with Investors

Between May 11, 2020 and June 8, 2020, the Company entered into Purchase Agreements with certain investors (the “Investors”), pursuant to which the Company sold an aggregate of 3,735,922 shares (the “Purchased Shares”) of the Company’s common stock and issued 3,735,922 warrants to the Investors. See Note 17. Absent the Company’s sequencing policy as disclosed in the Company’s Annual Report on Form 10-K/A filed with the SEC on August 10, 2020, the Company would have recorded these warrants as equity classified.

The aggregate warrant liabilities were recorded at the respective date of grant at fair value using a Monte Carlo simulation model. Subsequent changes in fair value for the three and nine months ended September 30, 2020 were $4.4 million and $14.8 million, respectively, and were recorded as change in fair value of warrant liabilities in the condensed consolidated statement of operations. The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability at September 30, 2020:

September 30, 2020
Fair value of underlying common shares	$9.00
Exercise price	$7.00
Expected dividend yield	—%
Expected volatility	73.6 – 74.3%
Risk free rate	0.12%
Expected term (years)	1.12 – 1.19

As of September 30, 2020, the Company reclassified the fair value of $12.0 million of warrant liabilities to additional paid-in capital.

Between August 20, 2020 and September 29, 2020, the Company entered into Purchase Agreements Investors, with certain investors (the “Investors”), pursuant to which the Company sold an aggregate of 1,843,726 shares (the “Purchased Shares”) of the Company’s common stock and issued 1,843,726 warrants to the Investors. See Note 17. The was aggregate warrant liabilities were recorded at the date of grant at fair value of $5.5 million using a Monte Carlo simulation model. Subsequent changes in fair value for the three and nine months ended September 30, 2020 were $1.3 million for each period, respectively, and were recorded as change in fair value of warrant liabilities in the condensed consolidated statement of operations. The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability at September 30, 2020:

September 30, 2020
Fair value of underlying common shares	$9.00
Exercise price	$9.25
Expected dividend yield	—%
Expected volatility	69.7 – 71.2 -%
Risk free rate	0.12%
Expected term (years)	1.39 – 1.49

ARETE Wealth Management

On May 25, 2020, the Company issued to ARETE Wealth Management a warrant to purchase 275,000 shares of the Company’s common stock for investment services. Absent the Company’s sequencing policy as disclosed in the Company’s Annual Report on Form 10-K/A filed with the SEC on August 10, 2020, the Company would have recorded these warrants as equity classified. The warrant liability was recorded at the date of grant at fair value. Subsequent changes in fair value for the three and nine months ended September 30, 2020 was $0.4 million and $0.7 million, respectively and was recorded as change in fair value of warrant liabilities in the condensed consolidated statement of operations.

The significant assumptions used in the valuation are as follows:

September 30, 2020
Fair value of underlying common shares	$9.00
Exercise price	$5.00
Expected dividend yield	—%
Expected volatility	60.0%
Risk free rate	0.27%
Expected term (years)	4.6

As of September 30, 2020, the Company reclassified the fair value of $1.5 million of warrant liabilities to additional paid-in capital.

Convertible Notes

On April 1, 2020, the Company issued 142,118 common stock warrants in connection with a $1.1 million convertible note. The warrant was recorded as a warrant liability utilizing the Black-Scholes pricing model. The warrant liability was recorded at the date of grant at fair value. Subsequent changes in fair value for the three and nine months ended September 30, 2020 was $1.5 million and $1.8 million, respectively, and was recorded as change in fair value of warrant liability in the condensed consolidated statement of operations. On September 29, 2020, the Company entered into an amendment related to the common stock warrants and issued an additional 217,357 warrants.

FaceBank Group, Inc Pre-Merger [Member]
Fair Value Measurements

Note 10 – Fair Value Measurements

The Company holds investments in equity securities and limited partnership interests, which are accounted for at fair value and classified within financial assets at fair value on the condensed consolidated balance sheet, with changes in fair value recognized as investment gain/ loss in the condensed consolidated statements of operations. The Company also has an investment in Nexway common stock that is publicly traded on the Frankfurt Exchange. Additionally, the Company’s convertible notes, derivatives and warrants were classified as liabilities and measured at fair value on the issuance date, with changes in fair value recognized as other income/expense in the condensed consolidated statements of operations.

	Fair valued measured at March 31, 2020
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets at Fair Value:
Investment in Equity/Debt Funds	$-	$1,965	$-
Investment in Nexway at fair value	2,374	-	-
Total Financial Assets at Fair Value	$2,374	$1,965	$-

Financial Liabilities at Fair Value:
Derivative liability - convertible notes	$-	$-	$1,692
Profits interest sold	-	-	1,971
Embedded put option	-	-	389
Warrant liability - Subsidiary	-	-	39
Warrant liability	-	-	15,987
Total Financial Liabilities at Fair Value	$-	$-	$20,078

	Fair Value measured at December 31, 2019
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability – convertible notes	$-	$-	$1,203
Profits interest	-	-	1,971
Embedded put option	-	-	376
Warrant Liability - Subsidiary	-	-	24
Total Financial Liabilities at Fair Value	$-	$-	$3,574

Derivative Financial Instruments

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the year ended December 31, 2019. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Derivative - Convertible Notes	Warrants (assumed from subsidiary)	Profits Interests Sold	Warrant Liability	Embedded Put Option
Fair value at December 31, 2019	$1,203	$24	$1,971	$-	$376
Change in fair value	(200)	15	-	366	(97)
Additions	689	-	-	15,621	172
Redemption	-	-	-	-	(62)
Fair value at March 31, 2020	$1,692	$39	$1,971	$15,987	$389

The Company assumed liability for a warrant issued by PEC that expires on January 28, 2023. The fair value of the warrant liability, totaled $39,000 on March 31, 2020 and $24,000 on December 31, 2019, resulting in a change in fair value of $15,000 that is reported as a component of other income/(expense) in the condensed consolidated statement of operations for the three months ended March 31, 2020.

Subsidiary Warrant Liability – The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability with the following assumptions at March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019
Exercise price	$0.75	$0.75
Stock price – subsidiary	$0.03	$0.02
Discount applied	0%	0%
Fair value of stock price	$0.00	$0.00
Risk free rate	0.28%	1.62%
Contractual term (years)	2.83	3.08
Expected dividend yield	0%	0%
Expected volatility	83.7%	83.7%
Number of subsidiary warrants outstanding	48,904,037	48,904,037

In arriving at the fair value of stock price as of December 31, 2019 and March 31, 2020, no discount was applied to the trading price of the PEC stock, as a result of illiquidity in the volumes being traded on the OTC markets. Risk-free interest rate was based on rates established by the Federal Reserve Bank. The volatility rate was based on stock prices of comparable companies.

Profits Interest – The fair value of the profits interest was determined using an expected cash flow analysis.

Warrant Liability – In connection with its Note Purchase Agreement (see Note 9), the Company issued the FB Loan Warrant and utilized the Black-Scholes pricing model. Absent the Company’s sequencing policy as disclosed in the Company’s Annual Report on Form 10-K filed with the SEC on May 29, 2020, the Company would have recorded these warrants as equity classified. The warrant liability was recorded at the date of grant at fair value with subsequent changes in fair value recognized in earnings each reporting period. The fair value of the warrant liability at grant date totaled $15.6 million, and on March 31, 2020 the fair value of the warrant liability totaled $16.0 million, resulting in a change in fair value of $0.4 million that is reported as a component of other income/(expense) in the condensed consolidated statement of operations for the three months ended March 31, 2020.

The significant assumptions used in the valuation are as follows:

March 31, 2020
Fair value of underlying common shares	$4.78 - 4.97
Exercise price	$5.00
Dividend yield	-%
Historical volatility	52.6% - 52.8%
Risk free interest rate	0.14% – 0.66%

Embedded Put Option – The Series D Convertible Preferred Stock (the “Series D Preferred Stock”) contains a contingent put option and, accordingly, the Company considered it to be a liability and accounted for it at fair value using Level 3 inputs. The Company determined the fair value of this liability using the Monte Carlo simulation model with the following inputs:

	March 31, 2020	December 31, 2019
Stock price	$8.35 – $9.20	$8.91 – $9.03
Fixed conversion price	$0.25	$0.25
Risk free rate	0.2 – 0.4%	1.6%
Contractual term (years)	1.2 – 1.5	1.2 – 1.5
Expected dividend yield	8.0%	8.0%
Expected volatility	87.2% - 94.8%	89.2% - 90.4%

Note 11 - Fair Value Measurements

The Company holds investments in equity securities and limited partnership interests, which are accounted for at fair value and classified within financial assets at fair value on the consolidated balance sheet, with changes in fair value recognized as investment gain/ loss in the consolidated statements of operations. Additionally, the Company’s convertible notes, derivatives and warrants were classified as liabilities and measured at fair value on the issuance date, with changes in fair value recognized as other income/expense in the consolidated statements of operations.

	Fair Value measured at December 31, 2019
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability - convertible notes	$-	$-	$1,203
Profits interest	-	-	1,971
Embedded put option	-	-	376
Warrant Liability	-	-	24
Total Financial Liabilities at Fair Value	$-	$-	$3,574

	Fair Value measured at December 31, 2018
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability - convertible notes	$-	$-	$469
Derivative liability - related party convertible notes	-	-	549
Total Derivative Liability	$-	$-	$1,018
Warrant Liability	-	-	4,528
Total Fair Value	$-	$-	$5,546

Derivative Financial Instruments

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the year ended December 31, 2019. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Derivative - Convertible Notes	Warrants (assumed from subsidiary)	Profits Interests	Embedded Put Option
Fair value at December 31, 2018	$1,018	$4,528	$-	$-
Change in fair value	(678)	(4,504)	198	(137)
Additions	863	-	1,773	589
Redemptions	-	-	-	(76)
Fair value at December 31, 2019	$1,203	$24	$1,971	$376

The Company assumed liability for a warrant issued by PEC that expires on January 28, 2023. The fair value of the warrant liability, totaled $24,000 on December 31, 2019 and $4.5 million on December 31, 2018, resulting in a change in fair value of $4.5 million that is reported as a component of other income/(expense) in the consolidated statement of operations for the year ended December 31, 2019.

Warrant Liability - The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability with the following assumptions at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Exercise price	$0.75	$0.75
Stock price - subsidiary	$0.02	$0.22
Discount applied	0%	50%
Fair value of stock price	$0.00	$0.09
Risk free rate	1.62%	2.49%
Contractual term (years)	3.08	4.08
Expected dividend yield	0%	0%
Expected volatility	83.7%	86.5%
Number of subsidiary warrants outstanding	48,904,037	48,904,037

In arriving at the fair value of stock price, in 2019 no discount was applied to the trading price of the PEC stock, as a result of illiquidity in the volumes being traded on the OTC markets. Risk-free interest rate was based on rates established by the Federal Reserve Bank. The volatility rate was based on stock prices of comparable companies.

Profits Interest - The fair value of the profits interest was determined using an expected cash flow analysis.

Embedded Put Option - The Series D Convertible Preferred Stock contains a contingent put option and, accordingly, the Company considered it to be a liability and accounted for it at fair value using Level 3 inputs. The Company determined the fair value of this liability using the Monte Carlo simulation model with the following inputs:

December 31, 2019
Stock price	$8.91 – $9.03
Fixed conversion price	$0.25
Risk free rate	1.6%
Contractual term (years)	1.2 - 1.5
Expected dividend yield	8.0%
Expected volatility	89.2% - 90.4%